Revenues from mining operations	12 Months Ended
Dec. 31, 2021
Revenues from mining operations
Revenues from mining operations
23	Revenues from mining operations

The Company has recognized the following amounts related to revenue in the consolidated statements of income:

	Year Ended
	December 31,
	2021	2020
	$	$
Revenues from contracts with customers	273,277	243,698
Provisional pricing adjustments on concentrate sales	(1,263)	3,190
Total revenues	272,014	246,888

The following table sets out the disaggregation of revenue by metals and form of sale:

	Year Ended
	December 31,
	2021	2020
	$	$
Revenues from contracts with customers:
Silver	65,884	54,641
Copper	96,493	96,159
Lead	26,086	22,068
Zinc	71,077	49,102
Gold	13,737	21,728
Total revenues from contracts with customers	273,277	243,698